Income tax and social contribution (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Amount recorded
Deferred income tax and social contribution
Provisions of impairment of loans and advances		R$ 11,554,370	R$ 12,264,028
Provision for contingencies		1,835,387	1,782,500
Adjustment to market value of securities		960,026	1,724,016
Other		2,881,845	4,773,082
Total tax assets on temporary differences	[1]	17,231,628	20,543,626
Income tax and social contribution losses in Brazil and abroad	[1]	2,332,637	170,239
Adjustment to market value of available for sale	[1]	0	576,732
Total deferred tax assets	[2]	19,564,265	21,290,597
Deferred tax liabilities	[2]	2,231,551	3,557,618
Net deferred taxes	[2]	17,332,714	17,732,979
Realized / Decrease
Deferred income tax and social contribution
Provisions of impairment of loans and advances		(6,415,433)	8,771,818	[3]
Provision for contingencies		(1,527,145)	1,907,251	[3]
Adjustment to market value of securities		(2,599,972)	3,268,623	[3]
Other		(3,571,427)	3,644,973	[3]
Total tax assets on temporary differences	[1]	(14,113,977)	17,592,665	[3]
Income tax and social contribution losses in Brazil and abroad	[1]	(657,014)	762,096	[3]
Adjustment to market value of available for sale	[1]	0	1,069,900	[3]
Total deferred tax assets	[2]	(14,770,991)	19,424,661	[3]
Deferred tax liabilities	[2]	(2,440,193)	817,831	[3]
Net deferred taxes	[2]	(12,330,798)	18,606,830	[3]
Balance on
Deferred income tax and social contribution
Provisions of impairment of loans and advances		31,642,800	26,503,863		R$ 23,011,653
Provision for contingencies		7,534,725	7,226,483		7,351,234
Adjustment to market value of securities		2,303,929	3,943,875		5,488,482
Other		5,119,984	5,809,566		4,681,457
Total tax assets on temporary differences	[1]	46,601,438	43,483,787		40,532,826
Income tax and social contribution losses in Brazil and abroad	[1]	6,679,495	5,003,872		5,595,729
Adjustment to market value of available for sale	[1]	0	0		493,168
Total deferred tax assets	[2]	53,280,933	48,487,659		46,621,723
Deferred tax liabilities	[2]	5,798,953	6,007,595		3,267,808
Net deferred taxes	[2]	R$ 47,481,980	R$ 42,480,064		R$ 43,353,915

[1]	Deferred tax assets of financial and insurance companies were established considering the increase of the social contribution rate, determined by Law No. 11,727/08(Note 2t);
[2]	Deferred income and social contribution tax assets and liabilities are offset in the balance sheet by taxable entity, and were R$4,598,364 thousand in 2018 and R$4,755,748 thousand in 2017;
[3]	Includes a write-off of tax credits, in 2017, in the amount of R$150,040 thousand.